UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement Series

Semi-Annual Report

June 30, 2023

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

8	Information About Your Portfolio’s Expenses (unaudited)

10	Portfolio Holdings Presented by Sector (unaudited)

11	Portfolios of Investments (unaudited)

11	Lazard Retirement Emerging Markets Equity Portfolio

15	Lazard Retirement International Equity Portfolio

19	Lazard Retirement US Small-Mid Cap Equity Portfolio

25	Lazard Retirement Global Dynamic Multi-Asset Portfolio

51	Notes to Portfolios of Investments (unaudited)

54	Statements of Assets and Liabilities (unaudited)

56	Statements of Operations (unaudited)

58	Statements of Changes in Net Assets (unaudited)

61	Financial Highlights (unaudited)

67	Notes to Financial Statements (unaudited)

92	Other Information (unaudited)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

Lazard Retirement Series, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

After suffering through a dismal 2022, global financial markets made solid progress in the first half of 2023, as investors adopted a more optimistic view of mixed developments.

Yet, anxiety about persistent inflationary pressure continued to hang over markets during the six-month period, putting the actions of central banks front and center once again in the minds of investors. Early on, markets rallied on hopes that a severe worldwide economic recession could be avoided, and that slowing inflation would cause major central banks to ease up on monetary tightening efforts. That optimism faded in subsequent months, however, as the Federal Reserve (the “Fed”)—the world’s most influential central bank—continued with its rate-hiking and appeared committed to a “higher for longer” interest-rate policy in order to tame stubbornly high domestic inflation. After lifting interest rates seven times in 2022, the Fed raised rates three times during the first half of the year before pausing in June, in order to give the Fed time to gauge the impact of the rate hikes. It did, however, warn that it could lift interest rates twice more before the end of 2023.The risk of recession appeared to increase during the period, which saw three high-profile bank failures and tighter credit conditions in the aftermath of turmoil.

The interest-rate policy paths of other major central banks were also closely followed by markets. In Europe, the European Central Bank and the Bank of England both raised interest rates four consecutive times during the period and warned that there would be no easing of their aggressive efforts to stamp out stubbornly high inflation in the eurozone and the UK, respectively. Two major central banks in Asia were notable in resisting monetary tightening. The Bank of Japan maintained its ultra-low interest-rate policy stance despite inflationary pressures continuing to intensify in Japan. In addition, the People’s Bank of China cut its main interest rate in June as China’s post-pandemic economic recovery appeared to have stalled. Additionally, fears grew that China’s economy, the world’s second largest, was at risk of falling into a deflationary spiral.

Against this backdrop, global bond markets cautiously recovered after last year’s historic sell-off. Positive contributions arose despite central banks raising interest rates in order to tame pronounced levels of core inflation, which moderated during the period, though more slowly than many market participants expected. Hawkish

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sentiment inverted yield curves as a result. Despite central banks shrinking their balance sheets, sovereign rates did not change much with coupon income from the bonds leading to positive performance. Although credit spreads narrowed in the beginning of 2023, the banking crisis in March led to investment grade and high-yield spreads widening. Thus, at the mid-point of this year, spreads were only slightly narrower compared to the end of 2022, leaving credit markets to also rely on coupon income to generate returns. Emerging markets debt also had low single-digit returns in hard currency, while local bonds outperformed and were among the best performing sectors in the first half of 2023. Notable among the group of bond indices was the Bloomberg Global Aggregate Bond Index, which gained 1.4% in the period. Despite bouts of risk aversion in the markets and a hawkish Fed, the US dollar could not defend the heights it had reached last year and sold off moderately versus a basket of US trade partners’ currencies.

Meanwhile, global equity markets, as measured by the MSCI All Country World Index, gained 13.9% in the first half of the year, propelled largely by the strong performance of growth stocks, which outperformed their value counterparts by nearly 20%.The S&P 500 Index—the bellwether of the US equity market—outpaced the broader global stock market and hovered near bull-market territory from its October lows. This was the result of a resilient US economy, hopes that the Fed would soon ease its rate-hiking campaign, and the stellar performance of a handful of top technology company stocks, especially those linked to artificial intelligence.

The challenging market conditions in the first half of 2023 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

Lazard Retirement Series, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Service Shares and Investor Shares, and the indexes shown below.

Lazard Retirement Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Emerging Markets Equity Portfolio and the MSCI Emerging Markets® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years
Service Shares	13.57%	1.84%	2.04%
Investor Shares	13.83%	2.08%	2.29%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%

Lazard Retirement International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement International Equity Portfolio and the MSCI EAFE® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years
Service Shares	16.05%	3.35%	4.37%
MSCI EAFE Index	18.77%	4.39%	5.41%

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Lazard Retirement US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Small-Mid Cap Equity Portfolio and the Russell 2500® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years
Service Shares	8.74%	3.96%	7.88%
Russell 2500 Index	13.58%	6.55%	9.38%

Semi-Annual Report   5

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Global Dynamic Multi-Asset Portfolio, the MSCI World® Index and the GDMA Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Year	Ten Years	Since Inception	†
Service Shares	5.88%	1.69%	4.53%	5.08%
Investor Shares	6.11%	N/A	N/A	3.43%
MSCI World Index	18.51%	9.07%	9.50%	9.74% (Service Shares) 12.49% (Investor Shares)
GDMA Index	8.40%	4.19%	4.98%	4.94% (Service Shares) 5.71% (Investor Shares)
†	The inception date for the Service Shares was April 30, 2012 and for the Investor Shares was December 31, 2018.

Notes to Performance Overviews:

Information About Portfolios Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolios may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or SS&C Global Investor and Distribution Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolios’ returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in

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a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance of Service Shares and Investor Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Global Aggregate® Index and is rebalanced monthly. The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 24 emerging markets country indices.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The Russell 2500 Index measures the performance of the small- to mid-capitalization segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Semi-Annual Report   7

Lazard Retirement Series, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Service Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2023 through June 30, 2023 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that you also bear fees and charges imposed by participating insurance companies at the separate account level, which are described in the separate prospectuses issued by the participating insurance companies. Such charges will have the effect of reducing account value.

8   Semi-Annual Report

Portfolios	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23- 6/30/23	Annualized Expense Ratio During Period 1/1/23- 6/30/23

Emerging Markets Equity
Service Shares
Actual	$1,000.00	$1,132.30	$7.35	1.39%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Investor Shares
Actual	$1,000.00	$1,133.70	$6.08	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

International Equity
Service Shares
Actual	$1,000.00	$1,128.30	$6.54	1.24%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.21	1.24%

US Small-Mid Cap Equity
Service Shares
Actual	$1,000.00	$1,035.90	$5.81	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Global Dynamic Multi-Asset
Service Shares
Actual	$1,000.00	$1,054.20	$5.35	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Investor Shares
Actual	$1,000.00	$1,054.97	$4.59	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report   9

Lazard Retirement Series, Inc.

Portfolio Holdings Presented by Sector June 30, 2023 (unaudited)

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small- Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio#

Communication Services	5.7%	2.1%	5.2%	6.0%
Consumer Discretionary	10.5	14.1	10.5	8.7
Consumer Staples	6.7	12.3	3.8	7.4
Energy	10.0	4.2	5.4	1.5
Financials	26.4	15.7	13.6	12.1
Health Care	3.7	8.3	12.9	9.7
Industrials	4.0	20.8	19.4	8.9
Information Technology	21.3	7.4	13.8	13.7
Materials	6.7	6.5	5.7	1.4
Real Estate	1.0	1.3	5.5	2.0
Utilities	1.9	5.5	2.1	1.9
Municipal	—	—	—	0.6
Sovereign Debt	—	—	—	23.7
U.S. Treasury Securities	—	—	—	1.1
Short-Term Investments	2.1	1.8	2.1	1.3
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
#	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds held by the Portfolio.

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Lazard Retirement Series, Inc. Portfolios of Investments
June 30, 2023 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 97.1%

Brazil | 12.3%
Banco do Brasil SA	773,802	$7,983,338
BB Seguridade Participacoes SA	1,165,800	7,491,681
CCR SA	1,829,550	5,368,443
Engie Brasil Energia SA	335,798	3,204,254
Petroleo Brasileiro SA ADR	577,012	7,980,076
Vale SA ADR	289,342	3,882,969
Vibra Energia SA	880,000	3,317,322
		39,228,083

Chile | 1.1%
Sociedad Quimica y Minera de Chile SA ADR	46,886	3,404,861

China | 23.4%
A-Living Smart City Services Co. Ltd.	385,500	249,426
Anhui Conch Cement Co. Ltd., Class H	1,099,375	2,926,634
China Construction Bank Corp., Class H	15,998,038	10,374,044
China Medical System Holdings Ltd.	1,762,000	2,880,978
China Merchants Bank Co. Ltd., Class H	1,016,737	4,623,778
China Shenhua Energy Co. Ltd., Class H	742,275	2,277,401
China Vanke Co. Ltd., Class H	2,061,694	2,778,658
ENN Natural Gas Co. Ltd., Class A	1,076,596	2,819,110
Gree Electric Appliances, Inc. of Zhuhai, Class A	811,699	4,079,384
Hengan International Group Co. Ltd.	1,020,027	4,300,896
Huayu Automotive Systems Co. Ltd., Class A	1,425,796	3,629,893
Lenovo Group Ltd.	6,208,000	6,486,699
Midea Group Co. Ltd., Class A	623,600	5,075,657
Ping An Insurance (Group) Co. of China Ltd., Class H	1,013,500	6,493,685
Sinopharm Group Co. Ltd., Class H	2,039,997	6,395,351
Tingyi (Cayman Islands) Holding Corp.	3,028,000	4,706,437
Want Want China Holdings Ltd.	684,000	454,594
Weichai Power Co. Ltd., Class H	2,956,958	4,342,408
		74,895,033

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.7%
Commercial International Bank Egypt SAE GDR	1,929,383	$2,199,360

Greece | 1.0%
OPAP SA	188,492	3,288,838

Hong Kong | 1.2%
ASMPT Ltd.	396,988	3,921,884

Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	297,634	2,604,929
OTP Bank Nyrt	208,853	7,420,565
		10,025,494

India | 7.6%
Axis Bank Ltd.	255,656	3,085,161
Bajaj Auto Ltd.	41,776	2,389,776
Bharat Petroleum Corp. Ltd.	572,510	2,543,799
Hindalco Industries Ltd.	72,007	371,049
Indus Towers Ltd.	2,051,690	4,114,400
Infosys Ltd. ADR	198,844	3,195,423
Petronet LNG Ltd.	1,192,780	3,237,981
UPL Ltd.	631,106	5,295,113
		24,232,702

Indonesia | 4.3%
PT Astra International Tbk	6,776,304	3,087,513
PT Bank Mandiri (Persero) Tbk	14,809,060	5,185,387
PT Telkom Indonesia (Persero) Tbk ADR	127,044	3,388,263
PT United Tractors Tbk	1,437,300	2,255,012
		13,916,175

Mexico | 4.4%
America Movil SAB de CV ADR (*)	148,541	3,214,427
Grupo Financiero Banorte SAB de CV, Class O	424,265	3,500,056
Grupo Mexico SAB de CV, Series B	175,188	843,445
Kimberly-Clark de Mexico SAB de CV, Series A	1,875,189	4,170,617
Ternium SA ADR	58,193	2,307,352
		14,035,897

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Portugal | 2.4%
Galp Energia SGPS SA	660,307	$7,720,568

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2

South Africa | 7.6%
Anglo American PLC	83,534	2,367,721
Bidvest Group Ltd.	208,394	2,896,725
Life Healthcare Group Holdings Ltd.	2,369,545	2,586,722
Nedbank Group, Ltd.	463,008	5,622,316
Sanlam Ltd.	1,110,896	3,452,879
Standard Bank Group, Ltd.	408,453	3,852,377
Vodacom Group, Ltd.	556,572	3,470,282
		24,249,022

South Korea | 11.1%
Coway Co. Ltd.	71,017	2,376,866
Doosan Bobcat, Inc. (*)	4,846	216,780
Hyundai Mobis Co., Ltd.	20,035	3,552,013
KB Financial Group, Inc. (*)	139,597	5,061,873
Kia Corp.	37,602	2,535,538
KT Corp.	164,704	3,732,947
KT&G Corp.	38,528	2,425,526
Samsung Electronics Co., Ltd.	114,955	6,335,910
Shinhan Financial Group Co., Ltd.	163,917	4,243,254
SK Hynix, Inc.	56,870	5,014,478
		35,495,185

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Taiwan | 13.3%
ASE Technology Holding Co., Ltd.	2,083,000	$7,429,770
Globalwafers Co., Ltd.	201,000	3,225,386
Hon Hai Precision Industry Co., Ltd.	852,320	3,102,235
MediaTek, Inc.	288,000	6,392,784
Novatek Microelectronics Corp.	270,000	3,719,734
Quanta Computer, Inc.	655,000	3,208,901
Taiwan Semiconductor Manufacturing Co., Ltd.	682,989	12,727,724
Wiwynn Corp.	58,000	2,662,581
		42,469,115

Thailand | 2.0%
Kasikornbank Public Co., Ltd.	848,269	3,118,071
PTT Exploration & Production PCL (‡)	757,300	3,203,921
		6,321,992

United Kingdom | 1.6%
Unilever PLC	97,194	5,059,846

Total Common Stocks (Cost $289,826,982)		310,464,057

Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $6,628,062)	6,628,062	6,628,062

Total Investments | 99.2% (Cost $296,455,044)		$317,092,119

Cash and Other Assets in Excess of Liabilities | 0.8%		2,485,064

Net Assets | 100.0%		$319,577,183

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.4%

Canada | 3.5%
Gildan Activewear, Inc.	34,304	$1,105,963
Suncor Energy, Inc.	68,521	2,009,984
TMX Group, Ltd.	42,715	961,188
		4,077,135

China | 4.2%
Alibaba Group Holding, Ltd. (*)	109,800	1,141,927
Autohome, Inc. ADR	28,291	824,966
ENN Energy Holdings, Ltd.	79,700	995,989
ESR Group Ltd.	450,000	774,710
Li Ning Co. Ltd.	101,000	546,222
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	127,899	637,754
		4,921,568

Denmark | 2.3%
AP Moller - Maersk AS, Class B	353	621,032
Carlsberg AS, Class B	12,695	2,029,836
		2,650,868

Finland | 1.7%
Nordea Bank Abp	182,248	1,985,700

France | 11.5%
Air Liquide SA	12,309	2,206,783
Airbus SE	10,797	1,560,764
Bureau Veritas SA	39,676	1,088,304
Capgemini SE	8,141	1,542,241
Engie SA	208,821	3,473,348
Pernod Ricard SA	8,111	1,792,039
Thales SA	11,104	1,662,135
		13,325,614

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 10.1%
Continental AG	24,364	$1,836,176
Covestro AG (*)	17,381	902,515
Infineon Technologies AG	34,799	1,435,129
Merck KGaA	11,243	1,858,832
MTU Aero Engines AG	6,846	1,773,830
Rheinmetall AG	5,038	1,383,283
Siemens Healthineers AG	29,989	1,697,295
Vonovia SE	38,424	750,210
		11,637,270

Hong Kong | 1.3%
AIA Group Ltd.	145,200	1,481,502

Ireland | 2.0%
Ryanair Holdings PLC ADR (*)	21,271	2,352,573

Israel | 1.6%
Bank Leumi Le-Israel BM	241,246	1,807,511

Italy | 2.8%
Enel SpA	266,302	1,793,888
UniCredit SpA	61,775	1,440,604
		3,234,492

Japan | 16.1%
Asics Corp.	66,700	2,063,918
Bandai Namco Holdings, Inc.	61,300	1,418,444
BayCurrent Consulting, Inc.	33,200	1,247,308
Daikin Industries Ltd.	9,900	2,020,834
Disco Corp.	10,000	1,582,047
Hitachi Ltd.	19,900	1,231,643
MatsukiyoCocokara & Co.	41,800	2,348,931
Renesas Electronics Corp. (*)	60,500	1,144,949
Shimano, Inc.	4,400	736,502
Sumitomo Mitsui Financial Group, Inc.	42,300	1,810,489
Suzuki Motor Corp.	39,900	1,449,915
Yamaha Corp.	40,800	1,568,997
		18,623,977

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Mexico | 1.8%
Arca Continental SAB de CV	201,700	$2,073,208

Netherlands | 3.8%
Akzo Nobel NV	23,303	1,904,100
Universal Music Group NV	74,328	1,651,389
Wolters Kluwer NV	6,786	861,651
		4,417,140

Portugal | 0.8%
Galp Energia SGPS SA	78,642	919,513

Singapore | 1.4%
DBS Group Holdings Ltd.	68,360	1,598,416

South Africa | 1.1%
Anglo American PLC	45,967	1,302,907

South Korea | 0.9%
SK Hynix, Inc.	11,815	1,041,781

Spain | 1.3%
Industria de Diseno Textil SA	37,770	1,467,450

Sweden | 1.1%
Sandvik AB	63,260	1,235,253

Switzerland | 2.9%
ABB, Ltd.	57,474	2,261,504
DSM-Firmenich AG (*)	10,664	1,147,609
		3,409,113

Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,974	1,713,016

United Kingdom | 13.6%
3i Group PLC	88,593	2,200,139
BP PLC	333,614	1,954,592
Coca-Cola Europacific Partners PLC	33,668	2,167,643
Compass Group PLC	67,900	1,899,383
RELX PLC	117,102	3,903,995
Unilever PLC	50,782	2,647,901
WPP PLC	90,085	941,662
		15,715,315

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

United States | 8.1%
Aon PLC, Class A	9,961	$3,438,537
ICON PLC (*)	10,913	2,730,433
Roche Holding AG	10,600	3,239,312
		9,408,282

Total Common Stocks (Cost $100,885,117)		110,399,604

Preferred Stocks | 2.1%

Brazil | 1.1%
Itau Unibanco Holding SA	215,500	1,279,084

Germany | 1.0%
Henkel AG & Co. KGaA	13,948	1,114,957

Total Preferred Stocks (Cost $2,212,236)		2,394,041

Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,048,855)	2,048,855	2,048,855

Total Investments | 99.3% (Cost $105,146,208)		$114,842,500

Cash and Other Assets in Excess of Liabilities | 0.7%		865,611

Net Assets | 100.0%		$115,708,111

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 96.8%

Aerospace & Defense | 2.7%
Curtiss-Wright Corp.	3,453	$634,178
HEICO Corp.	2,851	504,456
		1,138,634

Automobile Components | 1.0%
Gentherm, Inc. (*)	7,107	401,617

Banks | 6.2%
Comerica, Inc.	13,559	574,359
Commerce Bancshares, Inc.	12,079	588,247
Home BancShares, Inc.	31,357	714,940
Wintrust Financial Corp.	9,872	716,905
		2,594,451

Biotechnology | 3.0%
Halozyme Therapeutics, Inc. (*)	16,718	603,018
United Therapeutics Corp. (*)	2,952	651,654
		1,254,672

Building Products | 2.7%
Armstrong World Industries, Inc.	6,204	455,746
Carlisle Cos., Inc.	2,536	650,560
		1,106,306

Capital Markets | 1.1%
Morningstar, Inc.	2,426	475,666

Chemicals | 2.0%
Ingevity Corp. (*)	9,443	549,205
Livent Corp. (*)	9,744	267,278
		816,483

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.2%
Ciena Corp. (*)	11,348	$482,176
F5, Inc. (*)	2,834	414,501
		896,677

Construction Materials | 0.8%
Eagle Materials, Inc.	1,742	324,744

Consumer Staples Distribution & Retail | 1.3%
US Foods Holding Corp. (*)	12,268	539,792

Containers & Packaging | 2.9%
Avery Dennison Corp.	3,645	626,211
Graphic Packaging Holding Co.	24,817	596,352
		1,222,563

Electrical Equipment | 4.5%
Array Technologies, Inc. (*)	21,505	486,013
Atkore, Inc. (*)	4,557	710,619
EnerSys	6,041	655,569
		1,852,201

Electronic Equipment, Instruments & Components | 2.6%
Cognex Corp.	9,515	533,030
Littelfuse, Inc.	1,891	550,867
		1,083,897

Energy Equipment & Services | 2.8%
Cactus, Inc., Class A	12,309	520,917
Liberty Energy, Inc.	46,898	627,026
		1,147,943

Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	4,187	616,159

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Financial Services | 1.4%
Voya Financial, Inc.	8,024	$575,401

Food Products | 2.4%
Hostess Brands, Inc. (*)	21,915	554,888
Utz Brands, Inc.	28,142	460,403
		1,015,291

Gas Utilities | 2.1%
New Jersey Resources Corp.	18,169	857,577

Health Care Equipment & Supplies | 4.0%
Envista Holdings Corp. (*)	19,028	643,908
Lantheus Holdings, Inc. (*)	4,483	376,213
QuidelOrtho Corp. (*)	7,652	634,045
		1,654,166

Health Care Providers & Services | 1.6%
Henry Schein, Inc. (*)	8,182	663,560

Hotel & Resort REITs | 1.0%
Summit Hotel Properties, Inc	66,141	430,578

Hotels, Restaurants & Leisure | 2.4%
Brinker International, Inc. (*)	10,066	368,416
Wyndham Hotels & Resorts, Inc.	9,185	629,815
		998,231

Household Durables | 1.7%
Helen of Troy Ltd. (*)	6,652	718,549

Insurance | 4.7%
Brown & Brown, Inc.	12,237	842,395
Globe Life, Inc.	3,969	435,082
Reinsurance Group of America, Inc.	4,814	667,653
		1,945,130

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Interactive Media & Services | 3.6%
Cars.com, Inc. (*)	28,549	$565,841
Ziff Davis, Inc. (*)	7,389	517,673
ZoomInfo Technologies, Inc. (*)	16,828	427,263
		1,510,777

IT Services | 1.1%
Amdocs, Ltd.	4,215	416,653
Squarespace, Inc., Class A (*)	1,725	54,406
		471,059

Leisure Products | 1.1%
Brunswick Corp.	5,087	440,738

Life Sciences Tools & Services | 4.2%
AbCellera Biologics, Inc. (*)	60,946	393,711
Charles River Laboratories International, Inc. (*)	1,505	316,426
ICON PLC (*)	2,213	553,693
Stevanato Group SpA	14,787	478,803
		1,742,633

Machinery l 5.1%
Columbus McKinnon Corp.	11,941	485,402
Gates Industrial Corp. PLC (*)	35,711	481,384
Middleby Corp. (*)	5,201	768,864
Nordson Corp.	1,496	371,277
		2,106,927

Office REITs | 1.3%
Alexandria Real Estate Equities, Inc.	2,393	271,582
Kilroy Realty Corp.	9,213	277,219
		548,801

Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (*)	22,368	515,135
Magnolia Oil & Gas Corp., Class A	26,365	551,029
		1,066,164

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Professional Services | 4.2%
Jacobs Solutions, Inc.	5,119	$608,598
Leidos Holdings, Inc.	6,117	541,232
Sterling Check Corp. (*)	49,128	602,309
		1,752,139

Residential REITs | 1.5%
Camden Property Trust	5,875	639,611

Retail REITs | 1.5%
Brixmor Property Group, Inc.	28,731	632,082

Semiconductors & Semiconductor Equipment | 1.3%
MKS Instruments, Inc.	5,019	542,554

Software | 6.5%
CyberArk Software, Ltd. (*)	2,866	448,042
Dolby Laboratories, Inc., Class A	6,863	574,296
Dynatrace, Inc. (*)	5,316	273,614
N-Able, Inc. (*)	28,281	407,529
PTC, Inc. (*)	3,469	493,639
Tyler Technologies, Inc. (*)	1,175	489,352
		2,686,472

Specialty Retail | 1.8%
Five Below, Inc. (*)	2,751	540,682
Warby Parker, Inc., Class A (*)	19,200	224,448
		765,130

The accompanying notes are an integral part of these financial statements.

 Semi-Annual Report   23

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Textiles, Apparel & Luxury Goods | 2.4%
Steven Madden Ltd.	9,668	$316,047
Tapestry, Inc.	15,991	684,415
		1,000,462

Total Common Stocks (Cost $36,392,148)		40,235,837

Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $856,296)	856,296	856,296

Total Investments | 98.9% (Cost $37,248,444)		$41,092,133

Cash and Other Assets in Excess of Liabilities | 1.1%		469,150

Net Assets | 100.0%		$41,561,283

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 58.6%

Australia | 1.1%
AGL Energy Ltd.	14,609	$105,647
BlueScope Steel Ltd.	7,939	109,526
Brambles Ltd.	31,643	304,557
Coles Group Ltd.	13,269	163,083
Computershare Ltd. ADR	26,779	421,769
Coronado Global Resources, Inc.	70,177	72,279
GrainCorp Ltd., Class A	18,416	96,523
Incitec Pivot Ltd.	34,360	63,110
Newcrest Mining Ltd.	6,127	109,471
Northern Star Resources Ltd.	11,810	95,874
Perseus Mining Ltd.	125,002	138,817
Qantas Airways Ltd. (*)	51,824	214,897
Sandfire Resources Ltd. (*)	21,421	84,927
Telstra Group Ltd.	115,658	331,957
Ventia Services Group Pty. Ltd.	52,350	106,036
WiseTech Global Ltd.	3,331	178,452
Yancoal Australia Ltd.	86,669	265,822
		2,862,747

Austria | 0.0%
ANDRITZ AG	1,867	104,184

Belgium | 0.0%
Warehouses De Pauw CVA REIT	2,523	69,208

Canada | 2.0%
Alamos Gold, Inc., Class A	9,257	110,267
Atco Ltd., Class I	2,689	80,056
Birchcliff Energy Ltd.	12,039	71,248
Canadian Natural Resources, Ltd.	1,687	94,846
CGI, Inc. (*)	906	95,541
Constellation Software, Inc.	432	895,064
Dollarama, Inc.	4,364	295,556

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Fairfax Financial Holdings Ltd.	155	$116,101
Hydro One Ltd.	15,167	433,343
International Petroleum Corp. (*)	14,853	121,662
Loblaw Cos. Ltd.	843	77,176
Manulife Financial Corp.	40,621	767,805
Metro, Inc.	7,305	412,576
Parex Resources, Inc.	5,686	113,999
Quebecor, Inc., Class B	7,759	191,230
Rogers Communications, Inc., Class B	1,797	81,986
Shopify, Inc. Class A (*)	2,016	130,296
Teck Resources, Ltd., Class B	2,814	118,402
Teekay Tankers Ltd., Class A	2,413	92,249
Toronto-Dominion Bank	12,807	794,162
		5,093,565

China | 0.3%
NXP Semiconductors NV	3,672	751,585

Denmark | 0.8%
Carlsberg AS, Class B ADR	20,450	655,013
Novo Nordisk AS, Class B	8,733	1,410,500
		2,065,513

Finland | 0.3%
Kone Oyj, ADR	18,076	472,326
Nordea Bank Abp	19,924	217,414
		689,740

France | 2.1%
AXA SA	3,535	104,436
BNP Paribas SA	5,640	356,275
Bureau Veritas SA ADR	7,493	413,464
Cie de Saint-Gobain	6,369	387,983
Cie Generale des Etablissements Michelin SCA	2,373	70,149
Hermes International	51	110,948

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Legrand SA ADR	21,821	$432,056
LVMH Moet Hennessy Louis Vuitton SE ADR	3,791	715,893
Orange SA	45,521	532,427
Pernod Ricard SA ADR	12,061	529,478
Societe Generale SA	10,612	276,250
Thales SA ADR	20,987	629,820
TotalEnergies SE	10,499	601,724
Vinci SA	2,511	291,847
		5,452,750

Germany | 0.8%
Bayerische Motoren Werke AG	4,964	609,661
Beiersdorf AG	2,401	317,669
Commerzbank AG	9,191	101,772
Deutsche Bank AG	32,350	339,458
Mercedes-Benz Group AG	1,322	106,397
Merck KGaA ADR	13,135	435,425
Rheinmetall AG	351	96,374
Telefonica Deutschland Holding AG	37,776	106,159
		2,112,915

Hong Kong | 0.3%
AIA Group, Ltd. ADR	11,823	481,551
Jardine Matheson Holdings, Ltd.	1,600	81,153
Swire Pacific, Ltd., Class A	24,000	184,648
WH Group, Ltd.	216,000	114,789
		862,141

Israel | 0.3%
Bank Hapoalim BM	38,622	316,754
Bezeq The Israeli Telecommunication Corp. Ltd.	132,219	161,890
Elbit Systems Ltd.	570	118,805
Perion Network, Ltd. (*)	2,739	84,005
		681,454

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Italy | 0.4%
Banco BPM SpA	25,919	$120,671
Intesa Sanpaolo SpA	113,373	297,980
Poste Italiane SpA	18,383	199,440
Saras SpA	84,742	105,179
Terna - Rete Elettrica Nazionale	12,328	105,010
UniCredit SpA	5,084	118,560
		946,840

Japan | 4.4%
ABC-Mart, Inc.	5,400	292,579
Bank of Kyoto Ltd.	2,300	115,541
Concordia Financial Group Ltd.	56,100	221,098
Daiwa House Industry Co., Ltd.	4,100	108,361
Daiwa Securities Group, Inc.	46,600	241,118
Electric Power Development Co., Ltd.	42,400	623,235
FUJIFILM Holdings Corp.	1,800	106,904
Hachijuni Bank Ltd.	37,600	164,010
Honda Motor Co., Ltd.	12,200	368,545
Japan Post Bank Co., Ltd.	48,000	376,066
Japan Post Holdings Co., Ltd.	166,900	1,200,104
Japan Post Insurance Co., Ltd.	5,700	85,698
Japan Real Estate Investment Corp. REIT	28	106,534
Japan Tobacco, Inc.	4,900	107,403
Kansai Electric Power Co., Inc.	41,400	520,142
Kawasaki Heavy Industries Ltd.	4,400	112,991
KDDI Corp.	10,800	333,783
Kyushu Railway Co.	9,900	212,677
Lawson, Inc.	4,800	213,228
Mazda Motor Corp.	10,700	104,570
Mebuki Financial Group, Inc.	52,900	126,500
Mitsubishi Motors Corp.	26,600	93,632
Mizuho Financial Group, Inc.	30,100	459,419
MS&AD Insurance Group Holdings, Inc.	6,100	217,353
Nihon Kohden Corp.	7,900	211,145
Nintendo Co., Ltd. ADR	45,437	517,073

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Nippon Building Fund, Inc. REIT	22	$86,537
Nippon Express Holdings, Inc.	3,400	191,753
Nippon Telegraph & Telephone Corp.	255,000	302,148
Nisshinbo Holdings, Inc.	27,000	224,311
Nomura Real Estate Holdings, Inc.	4,200	99,908
Osaka Gas Co., Ltd.	20,900	320,607
Otsuka Holdings Co., Ltd.	9,700	355,511
Rengo Co. Ltd.	12,900	79,615
Sankyo Co. Ltd.	6,100	246,876
Sega Sammy Holdings, Inc.	11,600	248,241
Shimano, Inc. ADR	20,987	349,853
Shin-Etsu Chemical Co. Ltd.	3,900	129,623
Shizuoka Financial Group, Inc.	29,900	217,216
Softbank Corp.	30,100	322,009
Sumco Corp.	6,600	93,414
Sumitomo Mitsui Financial Group, Inc.	1,300	55,642
Tokyo Gas Co. Ltd.	14,600	318,975
Tokyu Fudosan Holdings Corp.	39,000	223,225
Toyota Motor Corp.	6,900	110,269
Yamazaki Baking Co., Ltd.	6,200	83,947
		11,299,389

Luxembourg | 0.0%
ArcelorMittal SA	3,560	96,990

Netherlands | 1.2%
ASM International NV	1,104	470,326
ASML Holding NV	79	57,186
Eurocommercial Properties NV REIT	8,079	187,558
ING Groep NV	20,828	281,273
Koninklijke Ahold Delhaize NV	3,119	106,389
Koninklijke KPN NV	23,945	85,481
NN Group NV	2,219	82,338
Shell PLC	18,759	558,523
Wolters Kluwer NV	2,474	314,136
Wolters Kluwer NV ADR	8,240	1,047,469
		3,190,679

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

New Zealand | 0.1%
Spark New Zealand, Ltd.	66,434	$207,653

Norway | 0.0%
Orkla ASA	13,286	95,412

Portugal | 0.0%
Jeronimo Martins SGPS SA	4,010	110,557

Singapore | 0.4%
Jardine Cycle & Carriage, Ltd.	8,100	209,066
Sembcorp Industries Ltd.	92,800	394,971
STMicroelectronics NV	6,110	303,963
		908,000

Spain | 0.6%
Banco Bilbao Vizcaya Argentaria SA	30,141	232,409
Banco Santander SA	20,292	75,293
Iberdrola SA	43,504	568,244
Industria de Diseno Textil SA	2,474	96,120
Industria de Diseno Textil SA ADR	27,197	528,438
		1,500,504

Sweden | 0.8%
Assa Abloy AB ADR	31,735	382,089
Epiroc AB ADR	44,631	844,419
Hexagon AB ADR	57,469	704,570
		1,931,078

Switzerland | 0.7%
ABB, Ltd. ADR	21,437	841,402
Swatch Group AG ADR	44,273	646,386
Swisscom AG	594	370,571
		1,858,359

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 1.9%
BAE Systems PLC	8,767	$103,441
Barclays PLC	55,339	108,096
Coca-Cola Europacific Partners PLC	10,210	657,830
Diageo PLC ADR	4,956	859,767
Harbour Energy PLC	29,927	87,001
HSBC Holdings PLC	22,095	174,758
Investec PLC	25,030	140,678
Man Group PLC	33,145	91,942
RELX PLC ADR	31,705	1,059,898
Serco Group PLC	49,138	97,165
Standard Chartered PLC	16,951	147,832
Unilever PLC	7,235	377,251
Unilever PLC ADR	17,435	908,887
		4,814,546

United States | 40.1%
Abbott Laboratories	5,533	603,208
Accenture PLC, Class A	5,378	1,659,543
Activision Blizzard, Inc. (*)	2,682	226,093
Adobe, Inc. (*)	2,468	1,206,827
Affiliated Managers Group, Inc.	1,363	204,300
Agilent Technologies, Inc.	733	88,143
Agree Realty Corp. REIT	1,656	108,286
Alaska Air Group, Inc. (*)	1,952	103,807
Align Technology, Inc. (*)	174	61,533
Allison Transmission Holdings, Inc.	2,896	163,508
Alphabet, Inc., Class A (*)	14,061	1,683,102
Alphabet, Inc., Class C (*)	11,789	1,426,115
Altria Group, Inc.	4,743	214,858
Amazon.com, Inc. (*)	13,693	1,785,019
Amdocs, Ltd.	5,749	568,289
Ameren Corp.	1,174	95,881
American International Group, Inc.	5,466	314,514
AmerisourceBergen Corp.	1,721	331,172
AMETEK, Inc.	1,405	227,441

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

AMN Healthcare Services, Inc. (*)	1,147	$125,161
Amphenol Corp., Class A	10,390	882,631
Aon PLC, Class A	4,312	1,488,502
Apple, Inc.	26,776	5,193,741
AptarGroup, Inc.	1,733	200,785
Assurant, Inc.	707	88,884
Autodesk, Inc. (*)	494	101,077
Automatic Data Processing, Inc.	572	125,720
Avery Dennison Corp.	2,240	384,832
Bank of America Corp.	18,090	519,002
Becton, Dickinson & Co.	365	96,364
Biogen, Inc. (*)	287	81,752
BJ’s Wholesale Club Holdings, Inc. (*)	1,227	77,313
BlueLinx Holdings, Inc. (*)	1,555	145,828
Booking Holdings, Inc. (*)	145	391,548
Booz Allen Hamilton Holding Corp.	8,927	996,253
BorgWarner, Inc.	2,064	100,950
Brighthouse Financial, Inc. (*)	1,737	82,247
Bristol-Myers Squibb Co.	11,336	724,937
Broadcom, Inc.	1,314	1,139,803
BRP, Inc.	6,030	510,138
Cadence Design Systems, Inc. (*)	751	176,125
Cal-Maine Foods, Inc.	5,258	236,610
California Resources Corp.	2,081	94,248
Campbell Soup Co.	3,285	150,157
Cardinal Health, Inc.	7,559	714,855
Caterpillar, Inc.	1,407	346,192
Cboe Global Markets, Inc.	443	61,138
CDW Corp.	885	162,398
Charles Schwab Corp.	9,703	549,966
Charter Communications, Inc., Class A (*)	444	163,112
Cheniere Energy, Inc.	551	83,950
Chesapeake Energy Corp.	1,124	94,056
Chevron Corp.	1,055	166,004
Chipotle Mexican Grill, Inc. (*)	201	429,939
Chubb, Ltd.	655	126,127
Cigna Group	481	134,969
Cirrus Logic, Inc. (*)	1,172	94,944

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Cisco Systems, Inc.	12,351	$639,041
Citigroup, Inc.	3,867	178,037
Clearway Energy, Inc., Class C	5,737	163,849
CME Group, Inc.	577	106,912
Coca-Cola Co.	18,240	1,098,413
Cognizant Technology Solutions Corp., Class A	3,555	232,070
Colgate-Palmolive Co.	6,936	534,349
Commercial Metals Co.	1,147	60,401
CommVault Systems, Inc. (*)	1,236	89,758
Concentrix Corp.	802	64,762
Consolidated Edison, Inc.	5,278	477,131
Corebridge Financial, Inc.	10,354	182,852
Coterra Energy, Inc.	4,908	124,172
Crowdstrike Holdings, Inc., Class A (*)	602	88,416
CTS Corp.	1,892	80,656
CVS Health Corp.	7,700	532,301
D.R. Horton, Inc.	852	103,680
Danaher Corp.	4,582	1,099,680
Darden Restaurants, Inc.	1,278	213,528
Dave & Buster’s Entertainment, Inc. (*)	2,578	114,876
DaVita, Inc. (*)	934	93,839
Deckers Outdoor Corp. (*)	219	115,558
Deere & Co.	1,582	641,011
Edwards Lifesciences Corp. (*)	8,191	772,657
Electronic Arts, Inc.	3,170	411,149
Elevance Health, Inc.	168	74,641
Eli Lilly & Co.	3,248	1,523,247
EOG Resources, Inc.	931	106,544
Equinix, Inc. REIT	1,077	844,303
Equitable Holdings, Inc.	3,433	93,240
Estee Lauder Cos., Inc., Class A	5,309	1,042,581
Everest Re Group, Ltd.	1,345	459,802
Expedia Group, Inc. (*)	560	61,258
Exxon Mobil Corp.	529	56,735
Fair Isaac Corp. (*)	146	118,145
FedEx Corp.	463	114,778
First Citizens BancShares, Inc., Class A	83	106,526
Fiserv, Inc. (*)	5,008	631,759

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Fortinet, Inc. (*)	6,420	$485,288
Freeport-McMoRan, Inc.	2,170	86,800
General Electric Co.	1,890	207,617
General Mills, Inc.	6,092	467,256
Gilead Sciences, Inc.	8,052	620,568
Global Payments, Inc.	3,038	299,304
GoDaddy, Inc., Class A (*)	1,684	126,519
Graco, Inc.	6,720	580,272
Grand Canyon Education, Inc. (*)	696	71,834
Graphic Packaging Holding Co.	3,741	89,896
GSK PLC	5,167	91,273
H&R Block, Inc.	2,319	73,907
Hartford Financial Services Group, Inc.	1,514	109,038
HCA Healthcare, Inc.	2,938	891,624
Hershey Co.	2,270	566,819
Hess Corp.	637	86,600
Hess Midstream LP, Class A	2,759	84,646
Hilton Grand Vacations, Inc. (*)	2,267	103,012
Hologic, Inc. (*)	1,126	91,172
Hostess Brands, Inc. (*)	3,416	86,493
Huntington Ingalls Industries, Inc.	422	96,047
Ingles Markets, Inc., Class A	932	77,030
Intercontinental Exchange, Inc.	10,110	1,143,239
International Seaways, Inc.	2,402	91,852
Intuitive Surgical, Inc. (*)	2,026	692,770
IQVIA Holdings, Inc. (*)	4,270	959,768
J.M. Smucker Co.	1,008	148,851
Johnson & Johnson	11,783	1,950,322
Kellogg Co.	4,249	286,383
Keysight Technologies, Inc. (*)	490	82,051
Kimberly-Clark Corp.	12,840	1,772,690
Kroger Co.	6,508	305,876
Lamb Weston Holdings, Inc.	1,786	205,301
Lattice Semiconductor Corp. (*)	3,261	313,284
Lennar Corp., Class A	883	110,649
Lockheed Martin Corp.	538	247,684
Lululemon Athletica, Inc. (*)	293	110,901
Martin Marietta Materials, Inc.	488	225,305

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

MasterCard, Inc., Class A	2,665	$1,048,145
Matador Resources Co.	2,376	124,312
McDonald’s Corp.	4,303	1,284,058
McGrath RentCorp	875	80,920
McKesson Corp.	817	349,112
Medpace Holdings, Inc. (*)	410	98,470
Merck & Co., Inc.	17,350	2,002,016
Meta Platforms, Inc., Class A (*)	6,837	1,962,082
Microchip Technology, Inc.	6,069	543,722
Microsoft Corp.	13,596	4,629,982
Molina Healthcare, Inc. (*)	408	122,906
Moody’s Corp.	343	119,268
Motorola Solutions, Inc.	1,733	508,254
Nasdaq, Inc.	2,108	105,084
NetApp, Inc.	2,767	211,399
Netflix, Inc. (*)	1,952	859,836
NewMarket Corp.	339	136,319
NexTier Oilfield Solutions, Inc. (*)	14,243	127,332
NIKE, Inc., Class B	5,732	632,641
NiSource, Inc.	3,184	87,082
Northrop Grumman Corp.	217	98,909
Nucor Corp.	370	60,673
NVIDIA Corp.	4,844	2,049,109
NVR, Inc. (*)	17	107,961
O’Reilly Automotive, Inc. (*)	1,162	1,110,059
O-I Glass, Inc. (*)	5,541	118,190
Omnicom Group, Inc.	1,367	130,070
ON Semiconductor Corp. (*)	2,823	266,999
Oracle Corp.	5,449	648,921
Owens Corning	1,631	212,846
PACCAR, Inc.	1,426	119,285
Palo Alto Networks, Inc. (*)	443	113,191
Paychex, Inc.	498	55,711
PepsiCo, Inc.	6,375	1,180,778
Pfizer, Inc.	18,333	672,454
Piedmont Lithium, Inc. (*)	1,672	96,491
Piedmont Office Realty Trust, Inc. REIT Class A	8,122	59,047
Pinnacle West Capital Corp.	927	75,513

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Pioneer Natural Resources Co.	373	$77,278
PNM Resources, Inc.	2,953	133,180
Premier, Inc., Class A	2,543	70,339
Procter & Gamble Co.	10,908	1,655,180
PTC, Inc. (*)	4,539	645,900
Public Storage REIT	1,197	349,380
PulteGroup, Inc.	3,022	234,749
Qualys, Inc. (*)	743	95,973
Regency Centers Corp. REIT	1,360	84,007
Regeneron Pharmaceuticals, Inc. (*)	258	185,383
Republic Services, Inc.	1,399	214,285
Roche Holding AG	1,674	511,567
Rockwell Automation, Inc.	2,240	737,968
Ryman Hospitality Properties, Inc. REIT	1,356	126,000
S&P Global, Inc.	2,508	1,005,432
Salesforce, Inc (*)	503	106,264
SandRidge Energy, Inc.	5,676	86,559
SBA Communications Corp. REIT	860	199,314
Schlumberger NV	1,898	93,230
ServiceNow, Inc. (*)	922	518,136
Sherwin-Williams Co.	903	239,765
Simon Property Group, Inc. REIT	2,601	300,363
SLM Corp.	6,781	110,666
Southwestern Energy Co. (*)	11,520	69,235
Starbucks Corp.	4,505	446,265
State Street Corp.	2,143	156,825
Steel Dynamics, Inc.	525	57,188
Stellantis NV	17,467	307,467
Stride, Inc. (*)	2,059	76,657
Stryker Corp.	2,297	700,792
Synchrony Financial	2,244	76,116
Synopsys, Inc. (*)	1,502	653,986
Sysco Corp.	5,253	389,773
Talos Energy, Inc. (*)	7,371	102,236
Target Corp.	1,174	154,851
Tecnoglass, Inc.	2,601	134,368
Tesla, Inc. (*)	4,806	1,258,067
Texas Instruments, Inc.	4,716	848,974
Texas Pacific Land Corp.	47	61,876
Texas Roadhouse, Inc.	706	79,270

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Thermo Fisher Scientific, Inc.	2,118	$1,105,067
TJX Cos., Inc.	5,444	461,597
Toll Brothers, Inc.	1,435	113,465
TopBuild Corp. (*)	1,522	404,882
Toro Co.	941	95,653
Tractor Supply Co.	246	54,391
Trane Technologies PLC	522	99,838
Travelers Cos., Inc.	629	109,232
U-Haul Holding Co	1,287	71,197
Ulta Beauty, Inc. (*)	126	59,295
UMH Properties, Inc. REIT	5,005	79,980
United Parcel Service, Inc., Class B	548	98,229
United Therapeutics Corp. (*)	457	100,883
UnitedHealth Group, Inc.	3,948	1,897,567
Unum Group	5,136	244,987
Valero Energy Corp.	1,430	167,739
VeriSign, Inc. (*)	892	201,565
Verizon Communications, Inc.	4,520	168,099
Vertex Pharmaceuticals, Inc. (*)	1,298	456,779
Virtu Financial, Inc., Class A	5,907	100,951
Visa, Inc., Class A	4,976	1,181,700
VMware, Inc., Class A (*)	668	95,985
Walmart, Inc.	2,034	319,704
Warner Music Group Corp., Class A	8,716	227,400
Waste Management, Inc.	3,515	609,571
Wells Fargo & Co.	16,071	685,910
Western Union Co.	9,265	108,678
Westlake Corp.	478	57,107
White Mountains Insurance Group Ltd.	107	148,613
Williams-Sonoma, Inc.	686	85,846
WW Grainger, Inc.	1,443	1,137,935
Xcel Energy, Inc.	4,270	265,466
Zillow Group, Inc. Class C (*)	3,661	184,002
Zillow Group, Inc., Class A (*)	2,385	117,342
Zoetis, Inc.	3,970	683,674
Zoom Video Communications, Inc. Class A (*)	1,243	84,375
		103,455,210

Total Common Stocks (Cost $130,403,015)		151,161,019

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 13.4%

Australia | 0.3%
Telstra Corp. Ltd., 4.000%, 04/19/27	AUD	$1,320	$847,266

Canada | 0.4%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	1,125	1,021,297

Denmark | 0.3%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	5,230	699,864

Germany | 0.4%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	1,155	1,052,051

Japan | 0.5%
NTT Finance Corp., 1.162%, 04/03/26	USD	625	559,356
NTT Finance Corp., 4.239%, 07/25/25	USD	600	583,541
			1,142,897

Switzerland | 0.2%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	555	492,926

United Kingdom | 0.7%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,355	1,229,756
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	580	593,555
			1,823,311

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 10.6%
Adobe, Inc., 2.300%, 02/01/30	USD	$560	$491,238
Alphabet, Inc., 1.100%, 08/15/30	USD	875	707,848
American Express Co., 4.050%, 05/03/29	USD	1,125	1,071,020
Amgen, Inc., 3.000%, 02/22/29	USD	1,100	993,394
Apple, Inc., 1.125%, 05/11/25	USD	1,095	1,020,198
AT&T, Inc., 3.500%, 06/01/41	USD	1,025	786,876
Ball Corp., 4.875%, 03/15/26	USD	720	700,353
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	755	510,368
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	1,240	1,161,598
Clean Harbors, Inc., 4.875%, 07/15/27	USD	655	627,180
Comcast Corp., 4.650%, 02/15/33	USD	755	749,500
Dell International LLC / EMC Corp., 5.300%, 10/01/29	USD	557	552,939
Eaton Corp., 4.150%, 11/02/42	USD	295	262,432
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	1,495	1,176,901
Home Depot, Inc., 5.875%, 12/16/36	USD	470	511,679
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,895	1,367,862

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	$990	$798,698
JPMorgan Chase & Co., 3.540% (SOFR 3 Month + 1.642%), 05/01/28 (§)	USD	1,240	1,159,209
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	313	290,166
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	735	727,037
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,485	1,082,147
Microsoft Corp., 3.500%, 11/15/42	USD	1,155	994,162
Morgan Stanley, 3.625%, 01/20/27	USD	1,060	1,006,480
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	220	195,203
PepsiCo, Inc., 2.875%, 10/15/49	USD	680	510,678
Procter & Gamble Co., 1.200%, 10/29/30	USD	320	258,008
Prologis LP, 1.250%, 10/15/30	USD	2,155	1,663,974
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,100	1,095,026
Service Corp. International, 4.625%, 12/15/27	USD	720	682,200
Starbucks Corp., 4.450%, 08/15/49	USD	505	445,917
Sysco Corp., 2.400%, 02/15/30	USD	875	745,255
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	640	547,515
United Rentals North America, Inc., 4.875%, 01/15/28	USD	750	713,693

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Verizon Communications, Inc., 3.875%, 02/08/29	USD	$1,394	$1,307,412
Waste Management, Inc., 4.625%, 02/15/30	USD	495	487,685
			27,401,851

Total Corporate Bonds (Cost $36,390,200)			34,481,463

Foreign Government Obligations | 20.6%

Australia | 0.9%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	2,055	1,092,314
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	2,185	1,152,989
			2,245,303

Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,215	953,811

Bermuda | 1.1%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,500	1,422,990
2.375%, 08/20/30 (#)	USD	1,590	1,320,718
			2,743,708

Canada | 2.0%
British Columbia, 3.200%, 06/18/44	CAD	2,850	1,869,759
Export Development Canada, 1.650%, 07/31/24	CAD	1,100	800,279
Quebec, 1.850%, 02/13/27	CAD	1,925	1,340,852
Vancouver, 2.900%, 11/20/25	CAD	1,495	1,082,347
			5,093,237

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Chile | 1.3%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	$940,000	$1,155,334
2.300%, 10/01/28	CLP	950,000	1,029,860
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,305	1,116,828
			3,302,022

Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	3,499,000	825,377

Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	1,001,748

Croatia | 0.4%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	1,375	1,052,756

Czech Republic | 0.7%
Czech Republic Government Bonds, 7.120% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	41,760	1,911,108

Denmark | 0.9%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	19,605	2,313,238

France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	1,185	1,072,247

Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	611	466,866

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Ireland | 0.8%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	$2,055	$2,021,889

Italy | 0.5%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	1,150	1,241,078

Japan | 1.1%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,210	1,082,329
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	1,990	1,866,222
			2,948,551

Mexico | 0.9%
Mexico Bonos:
8.000%, 09/05/24	MXN	18,140	1,025,797
7.500%, 06/03/27	MXN	18,540	1,028,682
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	165	209,508
			2,263,987

New Zealand | 2.2%
Housing New Zealand, Ltd., 3.420%, 10/18/28	NZD	2,140	1,215,705
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	3,715	2,218,074
1.500%, 04/20/29	NZD	2,330	1,169,513
2.000%, 04/15/37	NZD	2,450	1,004,284
			5,607,576

Norway | 0.4%
Oslo, 2.350%, 09/04/24	NOK	11,000	992,773

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Panama | 0.6%
Panama Government International Bonds:
8.875%, 09/30/27	USD	$925	$1,058,884
3.875%, 03/17/28	USD	685	647,942
			1,706,826

Peru | 0.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	4,955	1,305,892
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	885	731,833
			2,037,725

Poland | 0.7%
Poland Government Bonds, 6.950% (WIBOR 6 Month), 05/25/28 (§)	PLN	7,160	1,707,309

Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,740	1,678,310

Singapore | 0.5%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,660	1,259,361

Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	2,295	1,573,695

Switzerland | 0.5%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	520	584,279
0.500%, 06/27/32	CHF	610	654,337
			1,238,616

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	$68,575	$1,690,556

United Kingdom | 0.8%
U.K. Gilts,
0.875%, 07/31/33	GBP	1,830	1,665,206
1.250%, 10/22/41	GBP	695	529,540
			2,194,746

Total Foreign Government Obligations (Cost $55,794,194)			53,144,419

Quasi Government Bonds | 1.1%

Germany | 1.1%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	625	583,006
1.750%, 09/14/29	USD	1,915	1,670,986
0.000%, 04/18/36	USD	1,030	608,848
(Cost $3,101,275)			2,862,840

Supranational Bonds | 3.3%
Asian Development Bank, 2.125%, 03/19/25	USD	706	673,119
European Investment Bank, 1.000%, 01/28/28	CAD	1,530	1,005,154
European Union, 0.400%, 02/04/37	EUR	1,390	1,060,810
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,650,000	694,684
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	867	514,913
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,613	1,032,859
1.250%, 03/16/26	NOK	12,410	1,062,994
1.125%, 09/13/28	USD	593	506,413
International Finance Corp.:
2.125%, 04/07/26	USD	755	705,436
1.500%, 04/15/35	AUD	2,411	1,103,252

Total Supranational Bonds (Cost $9,556,379)			8,359,634

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

U.S. Municipal Bonds | 0.6%
California:
4.500%, 04/01/33	USD	$650	$639,400
7.550%, 04/01/39	USD	725	913,357
(Cost $1,818,938)			1,552,757

U.S. Treasury Securities | 1.1%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	480	490,500
1.750%, 08/15/41	USD	3,310	2,325,404
(Cost $2,940,995)			2,815,904

Description	Shares	Fair Value

Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $1,948,037)	23,117	$2,878,529

Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $3,290,111)	3,290,111	3,290,111

Total Investments | 101.1% (Cost $245,243,144) (»)		$260,546,676

Liabilities in Excess of Cash and Other Assets | (1.1)%		(2,740,259)

Net Assets | 100.0%		$257,806,417

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	443,511	USD	293,845	HSB	09/13/23	$2,183	$—
AUD	1,395,712	USD	924,719	HSB	09/13/23	6,868	—
CAD	2,550,547	USD	1,900,993	HSB	07/19/23	24,704	—
CAD	341,881	USD	254,663	JPM	07/19/23	3,462	—
CAD	485,609	USD	361,643	JPM	07/19/23	4,997	—
CHF	67,634	USD	76,941	HSB	07/19/23	—	1,270
CHF	383,478	USD	432,288	HSB	09/28/23	—	9
CHF	230,358	USD	254,952	JPM	07/19/23	2,779	—
CLP	101,942,900	USD	127,000	HSB	08/10/23	—	464
CLP	261,982,500	USD	325,000	HSB	08/10/23	183	—
CNH	83,533,910	USD	12,160,115	HSB	08/10/23	—	637,489
CNH	4,596,344	USD	668,952	JPM	08/10/23	—	34,935
CZK	9,036,560	USD	408,706	HSB	09/13/23	4,879	—
DKK	3,341,500	USD	482,172	CIT	09/13/23	9,626	—
EUR	185,620	USD	199,294	CIT	09/13/23	3,957	—
EUR	655,720	USD	722,000	CIT	09/13/23	—	3,997
EUR	2,489,355	USD	2,689,411	CIT	09/13/23	36,394	—
EUR	5,821,849	USD	6,448,986	CIT	09/13/23	—	74,151
EUR	3,742,833	USD	4,145,539	HSB	09/13/23	—	47,195
EUR	1,190,022	USD	1,304,079	HSB	09/28/23	—	34
EUR	36,794	USD	40,797	JPM	09/13/23	—	508
EUR	492,847	USD	545,911	JPM	09/13/23	—	6,251
EUR	1,422,464	USD	1,581,922	JPM	09/13/23	—	24,346
GBP	463,601	USD	580,559	HSB	09/13/23	8,351	—
GBP	333,096	USD	423,578	HSB	09/28/23	—	465
GBP	820,778	USD	1,017,847	JPM	09/13/23	24,781	—
GBP	905,465	USD	1,141,411	JPM	09/13/23	8,794	—
HUF	52,451,012	USD	150,929	HSB	08/10/23	1,242	—
INR	65,249,625	USD	792,057	HSB	08/10/23	2,338	—
JPY	530,032,474	USD	4,050,223	CIT	09/13/23	—	337,085
JPY	1,730,466,593	USD	13,222,485	HSB	09/13/23	—	1,099,715
KRW	2,106,134,262	USD	1,605,885	JPM	08/10/23	—	4,783
MXN	7,398,485	USD	409,013	JPM	08/10/23	20,256	—
MXN	8,661,355	USD	488,832	JPM	08/10/23	13,710	—
NOK	2,432,331	USD	220,361	JPM	09/13/23	6,807	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
NZD	1,896,732	USD	1,151,818	HSB	09/13/23	$11,861	$—
PEN	926,625	USD	250,000	HSB	09/13/23	4,000	—
PLN	1,947,160	USD	463,169	HSB	09/13/23	14,084	—
RON	3,661,589	USD	818,928	HSB	08/10/23	—	13,880
SEK	5,397,818	USD	528,421	HSB	09/13/23	—	26,286
SEK	688,845	USD	67,427	JPM	09/13/23	—	3,347
SGD	363,942	USD	270,800	HSB	08/10/23	—	1,348
THB	12,208,805	USD	355,000	HSB	08/10/23	—	9,421
USD	1,717,321	CAD	2,336,254	CIT	07/19/23	—	46,581
USD	187,500	MXN	3,336,024	CIT	08/10/23	—	6,060
USD	826,282	CLP	681,534,250	CIT	08/10/23	—	19,665
USD	1,102,000	CNH	7,987,973	CIT	08/10/23	143	—
USD	478,974	NZD	754,392	CIT	09/13/23	16,141	—
USD	751,966	PEN	2,862,583	CIT	09/13/23	—	32,706
USD	839,607	CZK	18,131,739	CIT	09/13/23	9,755	—
USD	528,481	JPY	74,765,236	CIT	09/28/23	3,455	—
USD	76,800	CHF	68,652	HSB	07/19/23	—	10
USD	679,800	CAD	913,626	HSB	07/19/23	—	9,999
USD	712,994	CHF	641,473	HSB	07/19/23	—	4,704
USD	785,882	CAD	1,069,095	HSB	07/19/23	—	21,299
USD	102,500	MXN	1,766,850	HSB	08/10/23	—	15
USD	165,358	SGD	218,504	HSB	08/10/23	3,584	—
USD	207,000	INR	17,137,116	HSB	08/10/23	—	1,639
USD	348,000	CNH	2,447,735	HSB	08/10/23	10,361	—
USD	1,617,613	THB	54,190,023	HSB	08/10/23	83,724	—
USD	1,691,874	CLP	1,395,796,132	HSB	08/10/23	—	40,644
USD	2,039,400	CNH	14,413,056	HSB	08/10/23	51,270	—
USD	64,000	DKK	434,995	HSB	09/13/23	—	22
USD	304,657	NOK	3,211,059	HSB	09/13/23	4,761	—
USD	351,600	AUD	533,272	HSB	09/13/23	—	4,340
USD	489,800	AUD	731,115	HSB	09/13/23	1,807	—
USD	581,947	COP	2,717,112,364	HSB	09/13/23	—	57,061
USD	647,111	CZK	13,954,540	HSB	09/13/23	8,440	—
USD	698,385	DKK	4,834,805	HSB	09/13/23	—	13,197

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	747,416	PEN	2,843,020	HSB	09/13/23	$—	$31,894
USD	1,342,766	DKK	9,222,228	HSB	09/13/23	—	14,553
USD	1,905,990	PLN	7,973,902	HSB	09/13/23	—	48,429
USD	2,716,700	EUR	2,481,847	HSB	09/13/23	—	884
USD	4,805,600	EUR	4,442,838	HSB	09/13/23	—	59,239
USD	6,031,165	NZD	9,500,008	HSB	09/13/23	202,740	—
USD	280,353	DKK	1,902,977	HSB	09/28/23	10	—
USD	1,784,804	JPY	252,433,934	HSB	09/28/23	12,129	—
USD	140,600	CHF	126,791	JPM	07/19/23	—	1,258
USD	384,400	CAD	509,147	JPM	07/19/23	—	13
USD	4,826,664	CAD	6,567,815	JPM	07/19/23	—	132,122
USD	76,800	RON	349,540	JPM	08/10/23	—	51
USD	140,600	RON	650,807	JPM	08/10/23	—	2,488
USD	257,800	KRW	337,640,660	JPM	08/10/23	1,123	—
USD	464,845	IDR	6,902,480,252	JPM	08/10/23	4,584	—
USD	1,017,334	SGD	1,344,312	JPM	08/10/23	22,044	—
USD	2,103,279	MXN	38,045,465	JPM	08/10/23	—	104,162
USD	76,800	CZK	1,680,864	JPM	09/13/23	—	130
USD	117,200	DKK	806,106	JPM	09/13/23	—	1,442
USD	133,765	NZD	210,724	JPM	09/13/23	4,483	—
USD	140,600	CZK	3,109,026	JPM	09/13/23	—	1,694
USD	192,200	AUD	287,995	JPM	09/13/23	—	26
USD	385,000	GBP	306,725	JPM	09/13/23	—	4,631
USD	499,700	GBP	393,487	JPM	09/13/23	—	144
USD	702,143	DKK	4,710,638	JPM	09/13/23	8,835	—
USD	914,200	GBP	728,886	JPM	09/13/23	—	11,699
USD	1,395,567	EUR	1,296,856	JPM	09/13/23	—	24,471
USD	1,473,700	JPY	210,429,917	JPM	09/13/23	—	465
USD	1,820,000	EUR	1,679,642	JPM	09/13/23	—	19,183
USD	1,947,887	NOK	20,531,632	JPM	09/13/23	30,336	—
USD	2,766,200	JPY	378,161,669	JPM	09/13/23	116,991	—
USD	2,841,810	AUD	4,241,760	JPM	09/13/23	10,588	—
USD	1,064,756	CAD	1,448,846	MSC	07/19/23	—	29,142

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,753,522	AUD	2,617,580	MSC	09/13/23	$6,382	$—
USD	489,687	CAD	643,146	SSB	09/28/23	3,562	—
USD	931,967	JPY	131,840,641	SSB	09/28/23	6,138	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$839,642	$3,073,041

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2023 (unaudited)

(*)	Non-income producing security.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in designated base rate. The rates shown are those in effect on June 30, 2023.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2023, these securities amounted to 0.6% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint Stock Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican New Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNH	—	Chinese Yuan Renminbi	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Nuevo Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	New Romanian Leu
EUR	—	Euro	SEK	—	Swedish Krone
GBP	—	British Pound Sterling	SGD	—	Singapore Dollar
HUF	—	Hungarian Forint	THB	—	Thai Baht
IDR	—	Indonesian Rupiah	USD	—	United States Dollar
INR	—	Indian Rupee

Counterparty Abbreviations:
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
MSC	—	Morgan Stanley & Co.
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	5.5%	0.5%
Air Freight & Logistics	—	—	0.1
Automobile Components	2.2	1.6	0.1
Automobiles	2.5	1.3	1.8
Banks	20.7	8.6	5.5
Beverages	—	7.0	2.1
Biotechnology	—	—	0.9
Broadline Retail	—	1.0	0.9
Building Products	—	1.7	0.8
Capital Markets	—	2.7	2.6
Chemicals	2.8	5.3	0.2
Commercial Services & Suppliers	—	—	1.4
Communications Equipment	—	—	0.4
Construction & Engineering	—	—	0.2
Construction Materials	0.9	—	0.1
Consumer Finance	—	—	0.5
Consumer Staples Distribution & Retail	—	2.0	1.4
Containers & Packaging	—	—	0.6
Diversified Consumer Services	—	—	0.4
Diversified REITs	—	—	1.7
Diversified Telecommunication Services	3.5	—	2.5
Electric Utilities	—	1.6	0.8
Electrical Equipment	—	2.0	1.3
Electronic Equipment, Instruments & Components	1.0	—	0.9
Energy Equipment & Services	—	—	0.1
Entertainment	—	1.4	0.9
Financial Services	—	—	0.8
Food Products	1.6	—	0.9
Gas Utilities	0.9	0.9	0.2
Ground Transportation	—	—	0.2
Health Care Equipment & Supplies	—	1.5	1.3
Health Care Providers & Services	2.8	—	2.1
Hotels, Restaurants & Leisure	1.0	1.6	1.8
Household Durables	3.6	—	0.4
Household Products	1.3	1.0	1.7
Independent Power & Renewable Electricity Producers	1.0	—	0.3
Industrial Conglomerates	0.9	1.1	0.3
Insurance	5.5	4.3	2.5
Interactive Media & Services	—	0.7	2.2

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

IT Services	1.0%	1.3%	2.0%
Leisure Products	—	3.2	0.5
Life Sciences Tools & Services	—	2.4	1.3
Machinery	1.4	1.6	2.0
Marine Transportation	—	0.5	—
Media	—	0.8	0.5
Metals & Mining	3.1	1.1	0.5
Miscellaneous Manufactur	—	—	0.1
Multi-Utilities	—	3.0	0.5
Oil, Gas & Consumable Fuels	10.0	4.2	1.5
Passenger Airlines	—	2.0	0.1
Personal Care Products	2.9	2.3	1.0
Pharmaceuticals	0.9	4.4	4.0
Professional Services	—	6.1	1.5
Real Estate Management & Development	0.9	1.3	0.4
Semiconductors & Semiconductor Equipment	13.3	6.0	2.7
Software	—	—	4.8
Specialty Retail	1.0	1.3	1.5
Technology Hardware, Storage & Peripherals	5.8	—	2.7
Textiles, Apparel & Luxury Goods	—	3.2	0.9
Tobacco	0.8	—	0.1
Trading Companies & Distributors	—	—	0.8
Transportation Infrastructure	1.7	—	—
Wireless Telecommunication Services	2.1	—	0.3
Subtotal	97.1	97.5	73.1
Exchange-Traded Funds	—	—	1.1
Foreign Government Obligations	—	—	20.6
Supranationals	—	—	3.3
U.S. Municipal Bonds	—	—	0.6
U.S. Treasury Securities	—	—	1.1
Short-Term Investments	2.1	1.8	1.3
Total Investments	99.2%	99.3%	101.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2023	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio
ASSETS
Investments in securities, at fair value	$317,092,119	$114,842,500
Cash	—	—
Foreign currency, at fair value	223,602	68,721
Receivables for:
Dividends and interest	2,989,660	698,393
Investments sold	161,513	239,664
Capital stock sold	121,670	318,055
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	320,588,564	116,167,333

LIABILITIES
Payables for:
Management fees	262,975	55,361
Foreign capital gains taxes	236,539	—
Accrued distribution fees	50,991	24,118
Accrued administration fees	28,608	16,063
Accrued professional services	26,959	22,217
Accrued directors’ fees	6,423	2,952
Capital stock redeemed	182,487	54,651
Investments purchased	181,893	272,595
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	34,506	11,265
Total liabilities	1,011,381	459,222
Net assets	$319,577,183	$115,708,111

NET ASSETS
Paid in capital	$314,078,109	$103,684,821
Distributable earnings (Accumulated loss)	5,499,074	12,023,290
Net assets	$319,577,183	$115,708,111

Service Shares
Net assets	$228,910,222	$115,708,111
Shares of capital stock outstanding*	11,282,312	12,892,428
Net asset value, offering and redemption price per share	$20.29	$8.97

Investor Shares
Net assets	$90,666,961	—
Shares of capital stock outstanding*	4,512,271	—
Net asset value, offering and redemption price per share	$20.09	—

Cost of investments in securities	$296,455,044	$105,146,208
Cost of foreign currency	$223,476	$68,488

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$41,092,133	$260,546,676
—	90,439
—	134,110

42,340	1,301,754
551,870	10,476,812
96,133	370,745

—	839,642
41,782,476	273,760,178

15,688	120,544
—	—
8,296	54,007
11,300	25,122
21,059	23,794
1,906	5,810
4,057	77,926
152,015	12,539,460

—	3,073,041
6,872	34,057
221,193	15,953,761
$41,561,283	$257,806,417

$39,351,209	$242,555,710
2,210,074	15,250,707
$41,561,283	$257,806,417

$41,561,283	$257,137,878
3,269,152	21,330,101

$12.71	$12.06

—	$668,539
—	55,303

—	$12.09

$37,248,444	$245,243,144
—	$133,564

Semi-Annual Report   55

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2023	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio
Investment Income (Loss)
Income
Dividends^	$9,261,573	$2,381,351
Interest	—	—
Total investment income*	9,261,573	2,381,351

Expenses
Management fees (Note 3)	1,564,351	428,167
Distribution fees (Service Shares)	282,371	142,722
Professional services	97,103	124,726
Custodian fees	54,495	22,358
Administration fees	28,127	15,708
Shareholders’ reports	15,035	8,142
Shareholders’ services	14,117	7,828
Directors’ fees and expenses	12,755	6,041
Other	5,543	3,086
Total gross expenses	2,073,897	758,778
Management fees waived and expenses reimbursed	—	(53,552)
Total net expenses	2,073,897	705,226
Net investment income (loss)	7,187,676	1,676,125
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	5,384,772	2,133,554
Foreign currency transactions	(84,016)	(5,245)
Forward currency contracts	—	—
Total net realized gain (loss)	5,300,756	2,128,309
Net change in unrealized appreciation (depreciation) on:
Investments†	26,549,222	9,991,664
Foreign currency translations	2,586	11,672
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	26,551,808	10,003,336
Net realized and unrealized gain (loss)	31,852,564	12,131,645
Net increase (decrease) in net assets resulting from operations	$39,040,240	$13,807,770
*^ Net of foreign withholding taxes of	$1,222,955	$99,185
** Net of foreign capital gains taxes of	$27,120	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$(24,497)	$—

^	Dividend income for Lazard Retirement International Equity Portfolio includes $208,235 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $307,420.Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$233,250	$1,436,419
—	2,631,478
233,250	4,067,897

145,305	1,028,874
48,435	320,762
27,995	81,674
10,570	71,461
10,994	26,909
8,051	12,312
7,254	11,167
3,775	11,297
2,156	4,748
264,535	1,569,204
(41,735)	(219,263)
222,800	1,349,941
10,450	2,717,956

(445,867)	(12,969,935)
3	(73,264)
—	1,717,857
(445,864)	(11,325,342)

2,025,953	26,894,688
(2)	13,666
—	(4,542,103)

2,025,951	22,366,251
1,580,087	11,040,909

$1,590,537	$13,758,865
$121	$88,132
$—	$—

$—	$—

Semi-Annual Report   57

Lazard Retirement Series, Inc. Statements of Changes in Net Assets

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,187,676	$15,697,077
Net realized gain (loss)	5,300,756	(13,940,258)
Net change in unrealized appreciation (depreciation)	26,551,808	(59,756,108)
Net increase (decrease) in net assets resulting from operations	39,040,240	(57,999,289)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	(7,892,752)
Investor Shares	—	(3,219,877)
Net decrease in net assets resulting from distributions	—	(11,112,629)
Capital stock transactions
Net proceeds from sales
Service Shares	5,785,137	29,402,377
Investor Shares	3,582,490	10,300,596
Net proceeds from reinvestment of distributions
Service Shares	—	7,892,752
Investor Shares	—	3,219,877
Cost of shares redeemed
Service Shares	(24,400,789)	(58,701,465)
Investor Shares	(5,976,973)	(16,608,860)
Net increase (decrease) in net assets from capital stock transactions	(21,010,135)	(24,494,723)
Total increase (decrease) in net assets	18,030,105	(93,606,641)
Net assets at beginning of period	301,547,078	395,153,719
Net assets at end of period	$319,577,183	$301,547,078

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	12,241,538	13,291,351
Shares sold	300,385	1,523,619
Shares issued to shareholders from reinvestment of distributions	—	431,534
Shares redeemed	(1,259,611)	(3,004,966)
Net increase (decrease)	(959,226)	(1,049,813)
Shares outstanding at end of period	11,282,312	12,241,538

Investor Shares
Shares outstanding at beginning of period	4,637,037	4,833,215
Shares sold	186,537	510,846
Shares issued to shareholders from reinvestment of distributions	—	178,189
Shares redeemed	(311,303)	(885,213)
Net increase (decrease)	(124,766)	(196,178)
Shares outstanding at end of period	4,512,271	4,637,037

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard Retirement International Equity Portfolio		Lazard Retirement US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$1,676,125	$1,886,509	$10,450	$(31,977)
2,128,309	(2,690,039)	(445,864)	(850,876)
10,003,336	(19,755,794)	2,025,951	(6,987,316)

13,807,770	(20,559,324)	1,590,537	(7,870,169)

—	(17,065,769)	—	(11,137,660)
—	—	—	—
—	(17,065,769)	—	(11,137,660)

5,525,655	8,973,572	5,241,970	3,852,251
—	—	—	—

—	17,065,769	—	11,137,660
—	—	—	—

(14,393,477)	(17,254,628)	(3,456,288)	(9,418,550)
—	—	—	—

(8,867,822)	8,784,713	1,785,682	5,571,361
4,939,948	(28,840,380)	3,376,219	(13,436,468)
110,768,163	139,608,543	38,185,064	51,621,532
$115,708,111	$110,768,163	$41,561,283	$38,185,064

13,930,885	12,692,339	3,112,478	2,651,650
642,780	1,014,860	433,233	227,429

—	2,127,901	—	833,657
(1,681,237)	(1,904,215)	(276,559)	(600,258)
(1,038,457)	1,238,546	156,674	460,828
12,892,428	13,930,885	3,269,152	3,112,478

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report   59

	Lazard Retirement Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,717,956	$4,438,166
Net realized gain (loss)	(11,325,342)	6,070,920
Net change in unrealized appreciation (depreciation)	22,366,251	(69,480,378)
Net increase (decrease) in net assets resulting from operations	13,758,865	(58,971,292)

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	(16,795,360)
Investor Shares	—	(31,129)
Net decrease in net assets resulting from distributions	—	(16,826,489)

Capital stock transactions
Net proceeds from sales
Service Shares	3,502,869	20,016,778
Investor Shares	95,588	176,174
Net proceeds from reinvestment of distributions
Service Shares	—	16,795,360
Investor Shares	—	31,129
Cost of shares redeemed
Service Shares	(23,857,758)	(41,140,696)
Investor Shares	(26,152)	(55,358)
Net increase (decrease) in net assets from capital stock transactions	(20,285,453)	(4,176,613)
Total increase (decrease) in net assets	(6,526,588)	(79,974,394)
Net assets at beginning of period	264,333,005	344,307,399
Net assets at end of period	$257,806,417	$264,333,005

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	23,065,409	23,354,843
Shares sold	295,405	1,632,258
Shares issued to shareholders from reinvestment of distributions	—	1,419,726
Shares redeemed	(2,030,713)	(3,341,418)
Net increase (decrease)	(1,735,308)	(289,434)
Shares outstanding at end of period	21,330,101	23,065,409

Investor Shares
Shares outstanding at beginning of period	49,451	36,797
Shares sold	8,082	14,577
Shares issued to shareholders from reinvestment of distributions	—	2,627
Shares redeemed	(2,230)	(4,550)
Net increase (decrease)	5,852	12,654
Shares outstanding at end of period	55,303	49,451

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Service Shares
Net asset value, beginning of period	$17.92	$21.86	$21.12	$22.00	$18.80	$23.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.43	0.89	0.61	0.36	0.43	0.42
Net realized and unrealized gain (loss)	1.94	(4.18)	0.55	(0.75)	2.95	(4.80)
Total from investment operations	2.37	(3.29)	1.16	(0.39)	3.38	(4.38)
Less distributions from:
Net investment income	—	(0.65)	(0.42)	(0.49)	(0.18)	(0.41)
Total distributions	—	(0.65)	(0.42)	(0.49)	(0.18)	(0.41)
Net asset value, end of period	$20.29	$17.92	$21.86	$21.12	$22.00	$18.80
Total Return (b)	13.23%	–15.12%	5.52%	–1.32%	18.14%	–18.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$228,910	$219,359	$290,586	$364,846	$410,188	$403,949
Ratios to average net assets (c):
Net expenses	1.39%	1.38%	1.38%	1.43%	1.42%	1.36%
Gross expenses	1.39%	1.38%	1.38%	1.43%	1.43%	1.36%
Net investment income (loss)	4.51%	4.65%	2.72%	1.95%	2.10%	1.89%
Portfolio turnover rate	12%	25%	35%	27%	19%	16%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Investor Shares
Net asset value, beginning of period	$17.72	$21.64	$20.91	$21.78	$18.58	$23.31
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.46	0.94	0.66	0.41	0.47	0.45
Net realized and unrealized gain (loss)	1.91	(4.16)	0.55	(0.75)	2.91	(4.72)
Total from investment operations	2.37	(3.22)	1.21	(0.34)	3.38	(4.27)
Less distributions from:
Net investment income	—	(0.70)	(0.48)	(0.53)	(0.18)	(0.46)
Total distributions	—	(0.70)	(0.48)	(0.53)	(0.18)	(0.46)
Net asset value, end of period	$20.09	$17.72	$21.64	$20.91	$21.78	$18.58
Total Return (b)	13.37%	–14.96%	5.80%	–1.03%	18.36%	–18.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,667	$82,189	$104,568	$125,178	$174,389	$165,177
Ratios to average net assets (c):
Net expenses	1.15%	1.13%	1.14%	1.18%	1.18%	1.11%
Gross expenses	1.15%	1.13%	1.14%	1.18%	1.18%	1.11%
Net investment income (loss)	4.82%	4.94%	2.97%	2.28%	2.37%	2.09%
Portfolio turnover rate	12%	25%	35%	27%	19%	16%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Service Shares
Net asset value, beginning of period	$7.95		$11.00	$10.62	$10.37	$8.60	$10.83
Income (Loss) from investment operations:
Net investment income (loss)	0.13	*	0.16 *	0.31 *	0.11	0.20	0.18
Net realized and unrealized gain (loss)	0.89		(1.80)	0.31	0.68	1.60	(1.70)
Total from investment operations	1.02		(1.64)	0.62	0.79	1.80	(1.52)
Less distributions from:
Net investment income	—		(0.35)	(0.11)	(0.22)	(0.03)	(0.17)
Net realized gains	—		(1.06)	(0.13)	(0.32)	—	(0.54)
Total distributions	—		(1.41)	(0.24)	(0.54)	(0.03)	(0.71)
Net asset value, end of period	$8.97		$7.95	$11.00	$10.62	$10.37	$8.60
Total Return (a)	12.83	%*	–15.01%*	5.83%*	8.24%	21.00%	–13.91%**

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,708		$110,768	$139,609	$145,576	$152,725	$169,698
Ratios to average net assets (b):
Net expenses	1.24%		1.11%	1.10%	1.17%	1.12%	1.12%
Gross expenses	1.33%		1.19%	1.18%	1.27%	1.20%	1.14%
Net investment income (loss)	2.94	%*	1.62%*	2.73%*	0.88%	1.87%	1.62%
Portfolio turnover rate	17%		31%	37%	33%	32%	33%

†	Unaudited.
*	Includes $0.02 for period ended June 30, 2023 and $0.03 for year ended December 31, 2022 and the year ended December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.25%, 0.32% and 0.29% impact on the total return of the Portfolio for the period ended June 30, 2023, year ended December 31, 2022 and December 31, 2021, respectively. There was a 0.36%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2023, year ended December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
**	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and was recorded in the period received. There was a 0.10% impact on the total return of the Portfolio.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20*	12/31/19*	12/31/18*
Service Shares
Net asset value, beginning of period	$12.27	$19.47	$16.27	$16.46	$12.92	$16.66
Income (Loss) from investment operations:
Net investment income (loss)	— (a)	(0.01)	(0.03)	0.03	0.04	0.02
Net realized and unrealized gain (loss)	0.44	(2.64)	3.26	0.87	3.80	(2.08)
Total from investment operations	0.44	(2.65)	3.23	0.90	3.84	(2.06)
Less distributions from:
Net investment income	—	—	(0.01)	(0.03)	—	— (a)
Net realized gains	—	(4.55)	(0.02)	(1.06)	(0.30)	(1.68)
Total distributions	—	(4.55)	(0.03)	(1.09)	(0.30)	(1.68)
Net asset value, end of period	$12.71	$12.27	$19.47	$16.27	$16.46	$12.92
Total Return (b)	3.59%	–15.52%	19.87%	6.76%	29.93%	–13.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,561	$38,185	$51,622	$51,291	$59,460	$51,793
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.37%	1.32%	1.29%	1.33%	1.27%	1.23%
Net investment income (loss)	0.05%	–0.07%	–0.17%	0.15%	0.27%	0.14%
Portfolio turnover rate	31%	34%	61%	71%	60%	81%

†	Unaudited.
*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Service Shares
Net asset value, beginning of period	$11.44	$14.72	$13.53	$13.65	$11.61	$13.49
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.19	0.12	0.10	0.16	0.16
Net realized and unrealized gain (loss)	0.50	(2.72)	1.48	— (b)	1.91	(1.06)
Total from investment operations	0.62	(2.53)	1.60	0.10	2.07	(0.90)
Less distributions from:
Net investment income	—	(0.01)	(0.41)	(0.08)	(0.01)	(0.18)
Net realized gains	—	(0.74)	—	(0.14)	(0.02)	(0.80)
Total distributions	—	(0.75)	(0.41)	(0.22)	(0.03)	(0.98)
Net asset value, end of period	$12.06	$11.44	$14.72	$13.53	$13.65	$11.61
Total Return (c)	5.42%	–17.38%	11.94%	0.81%	17.79%	–6.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$257,138	$263,766	$343,765	$354,856	$400,694	$386,902
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.22%	1.19%	1.20%	1.22%	1.20%	1.17%
Net investment income (loss)	2.11%	1.55%	0.82%	0.75%	1.23%	1.22%
Portfolio turnover rate	58%	87%	75%	177%	115%	110%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				Period Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18*
Investor Shares
Net asset value, beginning of period	$11.46	$14.75	$13.53	$13.65	$11.61	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.21	0.14	0.12	0.14	—
Net realized and unrealized gain (loss)	0.50	(2.73)	1.49	— (b)	1.93	— (b)
Total from investment operations	0.63	(2.52)	1.63	0.12	2.07	— (b)
Less distributions from:
Net investment income	—	(0.03)	(0.41)	(0.10)	(0.01)	—
Net realized gains	—	(0.74)	—	(0.14)	(0.02)	—
Total distributions	—	(0.77)	(0.41)	(0.24)	(0.03)	—
Net asset value, end of period	$12.09	$11.46	$14.75	$13.53	$13.65	$11.61
Total Return (c)	5.50%	–17.28%	12.16%	0.96%	17.79%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$669	$567	$543	$199	$32	$1
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.00%
Gross expenses	1.76%	1.88%	2.21%	4.14%	84.50%	0.00%
Net investment income (loss)	2.28%	1.73%	0.95%	0.93%	1.05%	0.00%
Portfolio turnover rate	58%	87%	75%	177%	115%	N/A

†	Unaudited
*	The inception date for the Investor Shares was December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard Retirement Series, Inc. Notes to Financial Statements

June 30, 2023 (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), Lazard Retirement US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity Portfolio”), and Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”). Each of the other nineteen Portfolios had not commenced operations as of June 30, 2023. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of June 30, 2023, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the

Semi-Annual Report   67

last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value in accordance with procedures approved by the Board of Directors (the “Board”).The fair value of non-US securities may be determined with the assistance of an independent pricing service

68   Semi-Annual Report

using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Board has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent

Semi-Annual Report   69

with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, would reduce foreign withholding taxes and increase dividend income, resulting in an increase in a Portfolio’s NAV.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the

70   Semi-Annual Report

value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2023, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2022, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$13,114,157	$27,457,138
International Equity	2,267,766	361,187
US Small-Mid Cap Equity	751,671	—

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2022, the Portfolios had no such losses to defer.

Semi-Annual Report   71

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$296,455,044	$53,811,722	$33,174,647	$20,637,074
International Equity	105,146,208	17,691,217	7,994,924	9,696,292
US Small-Mid Cap Equity	37,248,444	5,882,254	2,038,565	3,843,689
Global Dynamic Multi-Asset	245,243,144	25,741,869	12,671,736	13,070,133

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign

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currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined

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by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objective(s), policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
International Equity	0.75
US Small-Mid Cap Equity	0.75
Global Dynamic Multi-Asset	0.80

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2024 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

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Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.45%	1.20%
International Equity	1.10	N/A
US Small-Mid Cap Equity	1.15	N/A
Global Dynamic Multi-Asset (a)	1.05	0.90

(a) This agreement will continue in effect until May 1, 2033 for Investor Shares.

During the period ended June 30, 2023, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

International Equity	$53,552	$—	$—	$—
US Small-Mid Cap Equity	41,735	—	—	—
Global Dynamic Multi-Asset	216,637	—	2,436	190

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

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4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statement of Operations of each Portfolio shows the Independent Directors’ compensation and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2023 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$36,031,587	$54,989,703
International Equity	19,330,098	27,542,862
US Small-Mid Cap Equity	13,520,501	11,757,209
Global Dynamic Multi-Asset	146,351,862	153,793,268

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$1,388,856	$5,872,740

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For the period ended June 30, 2023, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail

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and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The

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market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to

80   Semi-Annual Report

the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only a Portfolio’s management fees and operating expenses, but also a Portfolio’s proportional share of the management fees and

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operating expenses of the ETFs in which a Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, such as companies in the financials sector, and a Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses,

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including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(k) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2023:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$39,228,083	$—	$—	$39,228,083
Chile	3,404,861	—	—	3,404,861
China	—	74,895,033	—	74,895,033
Egypt	—	2,199,360	—	2,199,360
Greece	—	3,288,838	—	3,288,838
Hong Kong	—	3,921,884	—	3,921,884
Hungary	—	10,025,494	—	10,025,494
India	3,195,423	21,037,279	—	24,232,702
Indonesia	3,388,263	10,527,912	—	13,916,175
Mexico	14,035,897	—	—	14,035,897
Portugal	—	7,720,568	—	7,720,568
Russia	—	—	2	2
South Africa	—	24,249,022	—	24,249,022
South Korea	—	35,495,185	—	35,495,185
Taiwan	—	42,469,115	—	42,469,115
Thailand	—	6,321,992	—	6,321,992
United Kingdom	—	5,059,846	—	5,059,846
Short-Term Investments	6,628,062	—	—	6,628,062
Total	$69,880,589	$247,211,528	$2	$317,092,119

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
Beginning Balance	$2
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Ending Balance	$2

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$421,769	$2,440,978	$—	$2,862,747
Austria	—	104,184	—	104,184
Belgium	—	69,208	—	69,208
Canada	4,971,903	121,662	—	5,093,565
China	751,585	—	—	751,585
Denmark	655,013	1,410,500	—	2,065,513
Finland	472,326	217,414	—	689,740
France	2,720,711	2,732,039	—	5,452,750
Germany	435,425	1,677,490	—	2,112,915
Hong Kong	481,551	380,590	—	862,141
Israel	84,005	597,449	—	681,454
Italy	—	946,840	—	946,840
Japan	866,926	10,432,463	—	11,299,389
Luxembourg	—	96,990	—	96,990
Netherlands	1,517,795	1,672,884	—	3,190,679
New Zealand	—	207,653	—	207,653
Norway	—	95,412	—	95,412
Portugal	—	110,557	—	110,557
Singapore	—	908,000	—	908,000
Spain	528,438	972,066	—	1,500,504
Sweden	1,931,078	—	—	1,931,078
Switzerland	1,487,788	370,571	—	1,858,359
United Kingdom	3,486,382	1,328,164	—	4,814,546
United States	102,544,903	910,307	—	103,455,210
Corporate Bonds*	—	34,481,463	—	34,481,463
Foreign Government Obligations*	—	53,144,419	—	53,144,419
Quasi Government Bonds*	—	2,862,840	—	2,862,840
Supranational Bonds	—	8,359,634	—	8,359,634
U.S. Municipal Bonds	—	1,552,757	—	1,552,757
U.S. Treasury Securities	—	2,815,904	—	2,815,904
Exchange-Traded Funds	2,878,529	—	—	2,878,529
Short-Term Investments	3,290,111	—	—	3,290,111
Other Financial Instruments†
Forward Currency Contracts	—	839,642	—	839,642
Total	$129,526,238	$131,860,080	$—	$261,386,318
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(3,073,041)	$—	$(3,073,041)
Total	$—	$(3,073,041)	$—	$(3,073,041)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Equity Portfolio
Common Stocks*
Canada	$4,077,135	$—	$—	$4,077,135
China	824,966	4,096,602	—	4,921,568
Denmark	—	2,650,868	—	2,650,868
Finland	—	1,985,700	—	1,985,700
France	—	13,325,614	—	13,325,614
Germany	—	11,637,270	—	11,637,270
Hong Kong	—	1,481,502	—	1,481,502
Ireland	2,352,573	—	—	2,352,573
Israel	—	1,807,511	—	1,807,511
Italy	—	3,234,492	—	3,234,492
Japan	—	18,623,977	—	18,623,977
Mexico	2,073,208	—	—	2,073,208
Netherlands	—	4,417,140	—	4,417,140
Portugal	—	919,513	—	919,513
Singapore	—	1,598,416	—	1,598,416
South Africa	—	1,302,907	—	1,302,907
South Korea	—	1,041,781	—	1,041,781
Spain	—	1,467,450	—	1,467,450
Sweden	—	1,235,253	—	1,235,253
Switzerland	—	3,409,113	—	3,409,113
Taiwan	1,713,016	—	—	1,713,016
United Kingdom	—	15,715,315	—	15,715,315
United States	6,168,970	3,239,312	—	9,408,282
Preferred Stocks*
Brazil	1,279,084	—	—	1,279,084
Germany	—	1,114,957	—	1,114,957
Short-Term Investments	2,048,855	—	—	2,048,855
Total	$20,537,807	$94,304,693	$—	$114,842,500

US Small-Mid Cap Equity Portfolio
Common Stocks*	$40,235,837	$—	$—	$40,235,837
Short-Term Investments	856,296	—	—	856,296
Total	$41,092,133	$—	$—	$41,092,133

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2023, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$71,900,000
Average amounts sold	$64,300,000

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The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$839,642

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$3,073,041

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$1,717,857

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(4,542,103)

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2023.

As of June 30, 2023, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2023:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$839,642	$—	$839,642

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received(a)	Net Amounts of Derivative Assets
Citibank N.A.	$79,471	$(79,471)	$—	$—
HSBC Bank USA N.A.	459,519	(459,519)	—	—
JPMorgan Chase Bank N.A.	284,570	(284,570)	—	—
Morgan Stanley & Co.	6,382	(6,382)	—	—
State Street Bank and Trust Co.	9,700	—	—	9,700
Total	$839,642	$(829,942)	$—	$9,700

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$3,073,041	$—	$3,073,041

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amounts of Derivative Liabilities
Citibank N.A.	$520,245	$(79,471)	$—	$440,774
HSBC Bank USA N.A.	2,145,505	(459,519)	—	1,685,986
JPMorgan Chase Bank N.A.	378,149	(284,570)	—	93,579
Morgan Stanley & Co.	29,142	(6,382)	—	22,760
Total	$3,073,041	$(829,942)	$—	$2,243,099

10. Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially

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intended to be effective for certain reference rate-related contract modifications that had occurred since March of 2020 and that would continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. FASB issued Accounting Standards Update No. 2022-06, “Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”) to formally address the new intended cessation date. Management has adopted ASU No. 2020-04 and ASU 2022-06.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has noted that effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio will be renamed the Lazard Retirement US Small Cap Equity Select Portfolio.

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Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard Retirement US Convertibles Portfolio

At meetings of the Board held on June 1, 2023 and June 28, 2023, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 28, 2023 meeting, additional information requested by the Independent Directors at the June 1, 2023 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and

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extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their relationship with each Portfolio, (v) whether economies of scale may be realized as each Portfolio grows and whether potential economies may be shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Trustee may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2023, the Lazard Funds complex of 34 active funds comprised approximately $20 billion of the approximately $232 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and

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other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $20 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small-Mid Cap Equity Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated), although it was noted that the Investment Manager proposed to lower the expense limitation for the Developing Markets Equity and International Small Cap Equity Portfolios (both inactive Portfolios).

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information,

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each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fee and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for three of the four active Portfolios. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other

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pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2023, compared to performance for the same time periods to that of:

●	a group of variable annuity underlying funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, for each Portfolio, deviations from ISS’s stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular

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updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2022 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of

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such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each active Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 1, 2023 and June 28, 2023 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $232 billion global asset management business.

●	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

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●	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the active Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

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Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. At a Board meeting held on June 28, 2023, the Board received a written annual report (the “Annual Report”) from the Program Administrator. The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www. lazardassetmanagement.com.

LZDPS010

We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 25, 2023

By /s/ Christina Kennedy
Christina Kennedy

Treasurer

Date: August 25, 2023